INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of provision for income taxes by tax jurisdictions
	Years ended December 31,
	2011	2012	2013
	$	$	$

Income (loss) before income taxes:
PRC	(3,556,550)	(185,318,162)	(42,539,327)
Switzerland	(5,581,319)	(51,593,606)	(30,799,509)
United States	1,023,440	(36,911,818)	5,798,384
Other jurisdictions	(22,396,194)	(18,137,013)	(17,725,779)

Total loss before income taxes	(30,510,623)	(291,960,599)	(85,266,231)

Current tax expense:
PRC	7,416,997	1,946,775	149,516
Switzerland	—	(4,327,859)	4,441,146
United States	3,249,978	876,505	(2,370,118)
Other jurisdictions	1,222,253	358,423	2,387,945
Total current tax expense (benefit)	11,889,228	(1,146,156)	4,608,489

Deferred tax (benefit) expense:
PRC	(1,742,264)	(27,888,483)	(20,077,224)
Switzerland	534,770	762,913	(1,230,256)
United States	(2,834,865)	3,211,018	—
Other jurisdictions	(537,250)	(344,364)	3,668,600
Total deferred tax benefit	(4,579,609)	(24,258,916)	(17,638,880)

Total income taxes expense (benefit)	7,309,619	(25,405,072)	(13,030,391)

Schedule of reconciliation between the PRC statutory income tax rate and the effective income tax rate computed by income tax expense (benefit) and loss before income taxes reported in the consolidated statements of operations
	Years ended December 31,
	2011	2012	2013

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Tax rate differential for entities in non-PRC jurisdictions	(18.2)%	(1.5)%	(9.1)%
PRC tax rate differential, preferential rate	(21.9)%	(0.4)%	(2.6)%
Change in tax rate	(2.8)%	—	0.3%
Transfer pricing settlement in 2011	(6.2)%	—	—
Tax effect of permanent differences	(0.4)%	0.3%	(2.1)%
Change in valuation allowance	0.5%	(15.5)%	3.8%
Others	—	0.8%	—
	(24.0)%	8.7%	15.3%

Schedule of principal components of deferred income tax assets
	Years ended December 31,
	2012	2013
	$	$
Deferred tax assets:
Bad debts provision	18,584,579	22,321,714
Accrued expenses	7,242,862	7,412,564
Government subsidy	5,120,021	5,195,226
Inventory write-down	12,634,284	14,725,522
Advance to suppliers provision	3,222,258	4,743,039
Warranty provision	15,655,062	20,434,130
Net operating loss carryforwards	44,525,527	45,569,006
Others	2,482,504	7,177,713

Total gross deferred tax assets	109,467,097	127,578,914

Valuation allowance on deferred tax assets	(55,702,812)	(52,475,082)
Deferred tax assets, net of valuation allowance	53,764,285	75,103,832

Deferred tax liabilities:
Unrealized foreign exchange gain	—	(3,700,667)
Total deferred tax liabilities	—	(3,700,667)

Net deferred tax assets	53,764,285	71,403,165
Analysis as:
Current deferred tax assets	12,716,521	24,202,561
Noncurrent deferred tax assets	41,047,764	50,901,271
Current deferred tax liabilities, included in accrued expenses and other current liabilities	—	(3,700,667)
Total	53,764,285	71,403,165

Schedule of movement of the valuation allowance for deferred tax assets

	At December 31,
	2011	2012	2013
	$	$	$

Balance, beginning of the year	10,342,795	10,544,364	55,702,812
Addition (deduction) during the year	201,569	45,158,448	(3,227,730)
Balance, end of the year	10,544,364	55,702,812	52,475,082